Stock-based Compensation - Incentive Plans (Details) - 2013 Equity Incentive Plan - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2022	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jan. 09, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award, Additional General Disclosures
Period from date of termination that any vested options shall expire			90 days
Expiration period			10 years
Unrecognized compensation expense related to unvested options			$ 915,970
Period for unrecognized compensation expense related to unvested options yet has not been recognized			3 months 18 days
Intrinsic value of options exercised			$ 4,091	$ 82,300
Cash proceeds from exercise of stock options			$ 5,398	116,497
Shares issued from exercise of stock options			3,250
Fair value of shares vested			$ 2,919,122	$ 1,710,938
Stock options vesting based on performance | Employees
Share-Based Compensation Arrangement by Share-Based Payment Award, Additional General Disclosures
Maximum fair value of option excluded from the unrecognized compensation expense		$ 650,266
Upon first anniversary of start date
Share-Based Compensation Arrangement by Share-Based Payment Award, Additional General Disclosures
Percent of shares subject to option grant that will vest			25.00%
Each month after the first anniversary
Share-Based Compensation Arrangement by Share-Based Payment Award, Additional General Disclosures
Percent of shares subject to option grant that will vest			2.083%
Common Stock
Authorized shares
Common stock authorized			14,257,627		1,000,000
Shares available for future grants			1,070,346
Maximum number of shares that may be issued pursuant to exercise of incentive stock options					20,000,000
Increase in number of shares of common stock	2,619,622
Maximum percentage of shares of common stock issued and outstanding on the immediately preceding fiscal year, or such lesser number of shares as determined by the board of directors or the compensation committee			4.00%